Financial and other non-current assets (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-current assets [abstract]
Deferred compensation plans assets	$ 439	$ 419
Prepaid post-employment benefit plans assets	545	491
Other non-current assets	215	200
Total other non-current assets	$ 1,199	$ 1,110